S-K 1603(a) SPAC Sponsor	Aug. 19, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	BTC Development Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsors are permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsors’ businesses are focused on investing in our company.